Class A C G P R [Member] N-1A Cover	Sep. 30, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	PUTNAM INVESTMENT FUNDS
Entity Central Index Key	0000932101
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Prospectus Date	Feb. 01, 2026